Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 99,993	$ 156,635
Restricted cash	4,337	1,111
Accounts receivable, net	62,373	64,799
Inventories	245,078	182,056
Income taxes receivable	1,303	2,510
Prepaid expenses	17,946	15,679
Other current assets	7,931	5,821
Total current assets	438,961	428,611
Property and equipment, net	50,149	46,466
Noncurrent deferred tax assets	13,367	669
Equity investment	2,281	9,655
Investment at cost	15,000	15,000
Right of use assets	94,581	46,557
Other noncurrent assets	12,243	10,510
Total assets	626,582	557,468
Liabilities and Equity
Accounts payable	220,776	241,502
Accrued liabilities	74,689	83,939
Deferred revenue	39,767	47,398
Line of credit	6,182	5,276
Current portion of long-term debt	293	281
Lease liabilities – current	14,603	9,695
Total current liabilities	356,310	388,091
Long-term debt, less current portion	1,843	2,088
Income taxes payable	696	696
Lease liabilities – noncurrent	84,307	39,043
Warrants liabilities	1,091
Other liabilities	53	53
Total liabilities	444,300	429,971
Commitments and contingencies (note 16)
Stockholders’ Equity
Common Stock, $0.021848 par value; unlimited shares authorized; 369,719 and 363,326 shares issued and outstanding as of December 31, 2021 and 2020	8,078	7,938
Additional paid-in capital	197,613	182,230
Notes receivable – related party	(15,189)	(15,186)
Accumulated other comprehensive income	6,060	3,057
Accumulated deficit	(14,280)	(50,542)
Total stockholders’ equity	182,282	127,497
Total liabilities and stockholders’ equity	$ 626,582	$ 557,468